Nationwide International Index Fund Expense Example - Nationwide International Index Fund	Oct. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 641
Expense Example, with Redemption, 3 Years	797
Expense Example, with Redemption, 5 Years	967
Expense Example, with Redemption, 10 Years	1,457
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	346
Expense Example, with Redemption, 5 Years	605
Expense Example, with Redemption, 10 Years	1,345
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	109
Expense Example, with Redemption, 5 Years	195
Expense Example, with Redemption, 10 Years	449
Institutional Service Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	188
Expense Example, with Redemption, 5 Years	333
Expense Example, with Redemption, 10 Years	$ 755